Janus Henderson Mid Cap Value Fund Annual Fund Operating Expenses - Class D Shares [Member] - Janus Henderson Mid Cap Value Fund - Class D	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[1]
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.94%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.